Non-Current Assets - Property, Plant and Equipment, Net - Schedule of Non-Current Assets - Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Non-current assets - property, plant and equipment, Net	$ 99,581	$ 81,420
Computer equipment - at cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Non-current assets - property, plant and equipment, gross	259,909	213,397
Less: Accumulated depreciation	(233,034)	(185,724)
Non-current assets - property, plant and equipment, Net	26,875	27,673
Office furniture & equipment - at cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Non-current assets - property, plant and equipment, gross	113,893	89,175
Less: Accumulated depreciation	(54,616)	(40,910)
Non-current assets - property, plant and equipment, Net	59,277	48,265
Machinery & equipment - at cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Non-current assets - property, plant and equipment, gross	78,872	59,582
Less: Accumulated depreciation	(65,443)	(54,100)
Non-current assets - property, plant and equipment, Net	$ 13,429	$ 5,482